OTHER CURRENT ASSETS AND OTHER CURRENT LIABILITIES (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Other Assets, Current [Abstract]
Non-qualified deferred compensation	$ 8,867	$ 9,809
Prepaid expenses and other miscellaneous current assets	9,663	7,188
Total other current assets	18,530	16,997
Other Liabilities, Current [Abstract]
Accrued payroll and related taxes and benefits	42,437	36,373
Combined outstanding Slot Win Contribution and free promotional slot play contribution	11,932	11,617
Amounts due to horsemen	7,372	8,109
Payments in transit	16,681	3,220
Other miscellaneous current liabilities	62,858	67,856
Total other current liabilities	$ 141,280	$ 127,175